WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 87.3%	Shares	Value
Emerging Markets Debt - 18.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	39,900	$ 3,899,427
VanEck Emerging Markets High Yield Bond ETF (a)	275,918	5,590,099
VanEck J.P. Morgan EM Local Currency Bond ETF (a)	253,741	6,746,973
Vanguard Emerging Markets Government Bond ETF	54,724	3,740,385
		19,976,884
Master Limited Partnerships - 1.0%
Global X MLP ETF	19,672	1,052,649

Real Estate Investment Trusts (REITs) - 0.5%
Vanguard Real Estate ETF	6,187	592,034

U.S. Fixed Income - 67.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	127,199	1,897,809
Invesco Senior Loan ETF (a)	566,701	11,453,027
iShares Broad USD High Yield Corporate Bond ETF	212,715	7,953,414
iShares Convertible Bond ETF (a)	39,000	4,086,420
iShares National Muni Bond ETF (a)	42,096	4,585,096
iShares Preferred & Income Securities ETF (a)	86,968	2,731,665
iShares TIPS Bond ETF	61,111	6,837,099
State Street SPDR Bloomberg Convertible Securities ETF (a)	13,152	1,241,286
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	445,463	11,247,941
Vanguard Mortgage-Backed Securities ETF	249,768	11,953,897
Vanguard Short-Term Inflation-Protected Securities ETF	225,146	11,234,785
		75,222,439

Total Exchange-Traded Funds (Cost $94,637,222)		$ 96,844,006

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.0%	Shares	Value
DWS Government Money Market Series - Institutional Class, 3.62% (b)	3,058,991	$ 3,058,991
Fidelity Institutional Money Market Government Portfolio - Class I, 3.55% (b)	3,058,991	3,058,991
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 3.60% (b)	3,058,991	3,058,991
Invesco Treasury Portfolio - Institutional Class, 3.56% (b)	3,058,991	3,058,991
Total Money Market Funds (Cost $12,235,964)		$ 12,235,964

COLLATERAL FOR SECURITIES LOANED - 31.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)(c) (Cost $35,300,912)	35,300,912	$ 35,300,912

Investments at Value - 130.1% (Cost $142,174,098)		$ 144,380,882

Liabilities in Excess of Other Assets - (30.1%)		(33,456,327)

Net Assets - 100.0%		$ 110,924,555

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 28, 2026 was $34,420,736.
(b)	The rate shown is the 7-day effective yield as of February 28, 2026.
(c)	This security was purchased with cash collateral held from securities on loan

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
E-Mini Dow Jones Industrial Average Index Future	2	3/20/2026	$ 490,000	$ 3,025
E-Mini NASDAQ 100 Future	4	3/20/2026	2,000,380	(47,009)
E-Mini S&P 500 Future	6	3/20/2026	2,066,700	(8,663)
MSCI Emerging Markets Future	25	3/20/2026	2,004,625	141,978
Total Index Futures			6,561,705	89,331

Treasury Futures
10-Year U.S. Treasury Note Future	78	6/18/2026	8,877,375	54,495
2-Year U.S. Treasury Note Future	69	6/30/2026	14,439,867	25,692
5-Year U.S. Treasury Note Future	129	6/30/2026	14,208,141	59,421
U.S. Treasury Bond Future	37	6/18/2026	4,383,344	31,998
Total Treasury Futures			41,908,727	171,606

Total Futures Contracts			$ 48,470,432	$ 260,937

The average monthly notional value of futures contracts during the nine months ended February 28, 2026 was $48,594,579.